Financial instruments and financial risk management - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (1,355)	$ (1,012)
Floating
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	795	1,419
Fixed
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,150)	(2,431)
U.S. dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,617)	(1,147)
U.S. dollars | Floating
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	533	1,284
U.S. dollars | Fixed
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,150)	(2,431)
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	89	(38)
Pounds sterling | Floating
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	89	(38)
Pounds sterling | Fixed
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other currencies
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	173	173
Other currencies | Floating
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	173	173
Other currencies | Fixed
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	$ 0